Asset Purchase (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 25, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Purchase [Line Items]
Cash	$ 4
Common stock, par value	$ 0.0001
Weighted average cost percentage			15.50%
Class A Common Stock [Member]
Asset Purchase [Line Items]
Asset purchase	6,206,897
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001